17. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	R$ 792,456	R$ 825,091
Judicial deposits	347,950	339,351
Provisions for tax, social security, labor and civil risks	106,503	105,958
Provision for environmental liabilities and decommissioning of assets	281,766	337,013
Deposit from banks		339,351
Tax
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	118,490	113,451
Judicial deposits	46,321	52,542
Social security
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	70,084	74,522
Judicial deposits	50,898	50,098
Labor
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	362,228	451,173
Judicial deposits	214,625	202,104
Civil
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	210,264	148,212
Judicial deposits	22,024	22,752
Environmental
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	31,390	37,733
Judicial deposits	1,900	1,826
Deposit of a guarantee
Disclosure of fair value measurement of liabilities [line items]
Judicial deposits	R$ 12,182	R$ 10,029